UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-8774
                                   ------------------------------------------

                           Fairport Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3636 Euclid Avenue               Cleveland, OH                     44115
------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-332-6459

Date of fiscal year end:   10/31
                        --------------------

Date of reporting period:  04/30/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

[Graphics Omitted}

FAIRPORT FUNDS
Charting a Course You Can Trustsm

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

Fairport Government Securities Fund


April 30, 2004
(Unaudited)


Fairport Government Securities Fund
Schedule of Investments


FAIRPORT GOVERNMENT SECURITIES FUND                                   APRIL 30, 2004 (UNAUDITED)

                                                                  Principal
FIXED INCOME SECURITIES - 96.35%                                    Amount            Value
                                                                  -----------      ------------

U.S. Government Agency Obligations -  29.49%

Business Credit Institutions - 2.21%
Private Export Funding Corp., 5.750%, 01/15/2008                  $ 1,000,000      $ 1,079,443

Federal Farm Credit Bank - 2.06%
4.860%, 01/02/2013                                                 1,000,000         1,004,212

Federal Home Loan Bank - 5.31%
5.010%, 09/28/2007                                                 1,000,000         1,032,299
5.500%, 08/15/2016                                                 1,000,000         1,561,389
                                                                                    ------------
                                                                                     2,593,688
Federal Home Loan Mortgage Corp - 4.32%
5.125%, 10/15/2008                                                 1,000,000         1,054,864
5.500%, 09/15/2011                                                 1,000,000         1,055,147
                                                                                    ------------
                                                                                     2,110,011
Federal National Mortgage Association - 10.38%
4.000%, 09/02/2008                                                 1,000,000         1,000,701
4.625%, 05/01/2013                                                 1,000,000           958,736
5.250%, 01/15/2009                                                 1,000,000         1,058,035
5.250%, 08/01/2012                                                 1,000,000         1,010,039
6.250%, 03/22/2012                                                 1,000,000         1,035,501
                                                                                    ------------
                                                                                     5,063,012

Mortgage Backed Bonds - 3.03%
FHLMC, Pool M9-0692, 5.000%, 12/01/2006                              296,017           302,503
FHLMC, Pool M9-0742, 5.500%, 07/01/2007                              852,890            87,497
FHLMC, Pool M9-0766, 5.000%, 11/01/2007                              532,363           543,936
FNMA, Pool 252265, 5.500%, 02/01/2006                                 86,299            87,939
FNMA, Pool 323851, 6.500%, 12/01/2005                                264,192           270,628
FNMA, Series #1993-204, 5.950%, 6/25/2006                            183,258           186,626
                                                                                    ------------
                                                                                     1,479,129

Sovereign Agency - 2.18%
Tennessee Valley Authority, 5.375%, 11/13/2008                     1,000,000         1,064,483

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                            14,393,978
                                                                                    ------------

1  See accompanying notes which are an integral part of the financial statements.


Fairport Government Securities Fund
Schedule of Investments - continued

U.S. Treasury Notes - 66.86%
1.875%, 07/15/2013                                                   250,000           246,621
2.000%, 01/15/2014                                                   500,000           496,602
4.250%, 08/15/2013                                                 2,000,000         1,967,188
4.250%, 11/15/2013                                                 1,000,000           981,329
5.000%, 02/15/2011                                                 2,000,000         2,110,392
5.000%, 08/15/2011                                                 3,000,000         3,155,157
6.500%, 05/15/2005                                                 3,000,000         3,149,298
6.500%, 08/15/2005                                                 3,000,000         3,178,245
6.500%, 10/15/2006                                                 3,500,000         3,822,795
6.625%, 05/15/2007                                                 4,500,000         4,986,387
6.750%, 05/15/2005                                                 5,000,000         5,261,330
6.875%, 05/15/2006                                                 3,000,000         3,269,064
                                                                                   ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS                                                   32,624,408

TOTAL FIXED INCOME SECURITIES (Cost $44,941,157)                                    47,018,386
                                                                                   ------------

Money Market Securities - 0.11%
First American Government Obligations Fund - Class S, 0.26% (a)       52,719            52,719
                                                                                   ------------

TOTAL MONEY MARKET SECURITIES (Cost $52,719)                                            52,719
                                                                                   -----------

TOTAL INVESTMENTS - 96.46%  (Cost $44,993,876)                                      47,071,105
                                                                                   ------------

Cash and other assets less liabilities - 3.54%                                       1,726,865
                                                                                   ------------

TOTAL NET ASSETS - 100.00%                                                         $ 48,797,970
                                                                                   ============


(a) Variable rate security; the coupon rate shown represents the rate at April
30, 2004.



                                                                               2

Fairport Government Securities Fund
Statement of Assets and Liabilities

                                                                   APRIL 30, 2004 (UNAUDITED)

Assets
Investments in securities:
     At cost                                                                    $ 44,993,876
                                                                            =================
     At value                                                                   $ 47,071,105

Cash                                                                               1,114,555
Interest receivable                                                                  783,162
Receivable for fund shares sold                                                      206,017
Prepaid Expenses                                                                      10,817
                                                                            -----------------
     Total assets                                                                 49,185,656
                                                                            -----------------

Liabilities
Payable for fund shares redeemed                                                     191,258
Distributions payable                                                                175,878
Distribution fees accrued                                                             11,179
Payable to adviser                                                                     9,023
Accrued expenses                                                                         348
                                                                            -----------------
     Total liabilities                                                               387,686
                                                                            -----------------

Net Assets                                                                      $ 48,797,970
                                                                            =================

Net Assets consist of:
Paid in capital                                                                   46,415,800
Accumulated undistributed net investment income (loss)                                (9,530)
Accumulated undistributed net realized gain (loss) on investments                    314,471
Net unrealized appreciation (depreciation) on investments                          2,077,229
                                                                            -----------------

Net Assets                                                                      $ 48,797,970
                                                                            =================

Shares outstanding                                                                 4,955,313
                                                                            -----------------

Net Asset Value,
offering price and redemption price per share                                         $ 9.85
                                                                            =================


3  See accompanying notes which are an integral part of the financial statements.


Fairport Government Securities Fund
Statement of Operations

                                                                              For the Six
                                                                              Months Ended
                                                                             April 30, 2004
                                                                              (Unaudited)
                                                                           -------------------


Investment Income
Interest income                                                                   $ 1,335,969
                                                                           -------------------
     Total investment income                                                        1,335,969
                                                                           -------------------

Expenses
Investment adviser fees (a)                                                            62,488
Distribution expenses (a)                                                              57,776
Administration expenses                                                                17,801
Fund accounting expenses                                                               15,258
Custodian expenses                                                                     11,370
Trustee expenses                                                                        8,963
Professional expenses                                                                   7,822
Transfer agent expenses                                                                 6,779
Registration expenses                                                                   6,332
Miscellaneous expenses                                                                    862
                                                                           -------------------
     Total expenses                                                                   195,451
                                                                           -------------------
Net Investment Income (Loss)                                                        1,140,518
                                                                           -------------------

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments                                               410,557
Change in net unrealized appreciation (depreciation)
  on investments                                                                   (1,180,694)
                                                                           -------------------
Net realized and unrealized gain (loss) on investments                               (770,137)
                                                                           -------------------
Net increase (decrease) in net assets resulting from operations                     $ 370,381
                                                                           ===================


(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.  4

Fairport Government Securities Fund
Statements of Changes in Net Assets



                                                                 Six Months Ended
                                                                  April 30, 2004       Year Ended
                                                                   (Unaudited)      October 31, 2003
                                                                 ----------------  -----------------

Operations
  Net investment income (loss)                                        $ 1,140,518        $ 2,619,309
  Net realized gain (loss) on investments                                 410,557            779,816
  Change in net unrealized appreciation (depreciation)
    on investments                                                     (1,180,694)        (1,962,754)
                                                                 -----------------  -----------------
  Net increase (decrease) in net assets resulting from operations         370,381          1,436,371
                                                                 -----------------  -----------------

Dividends and Distributions to Shareholders
  From net investment income                                           (1,148,810)        (2,620,547)
  From net realized gains                                                (746,830)          (789,626)
                                                                 -----------------  -----------------
  Total distributions                                                  (1,895,640)        (3,410,173)
                                                                 -----------------  -----------------


Capital Share Transactions
  Proceeds from shares sold                                             3,478,393          3,514,219
  Reinvestment of dividends                                             1,568,712          2,665,419
  Amount paid for shares redeemed                                      (7,740,843)       (13,395,935)
                                                                 -----------------  -----------------
  Net increase (decrease) in net assets resulting
    from share transactions                                            (2,693,738)        (7,216,297)
                                                                 -----------------  -----------------

Total Increase (Decrease) in Net Assets                                (4,218,997)        (9,190,099)
                                                                 -----------------  -----------------


Net Assets
  Beginning of period                                                  53,016,967         62,207,066
                                                                 -----------------  -----------------


  End of period                                                      $ 48,797,970       $ 53,016,967
                                                                 =================  =================


Accumulated undistributed net investment income (loss)
  included in net assets at end of period                                $ (9,530)          $ (1,238)
                                                                 -----------------  -----------------


Capital Share Transactions
  Shares sold                                                             346,306            338,398
  Shares issued in reinvestment of dividends                              156,451            257,640
  Shares redeemed                                                        (767,525)        (1,292,303)
                                                                 -----------------  -----------------


  Net increase (decrease) from capital transactions                      (264,768)          (696,265)
                                                                 =================  =================


5  See accompanying notes which are an integral part of the financial statements.

Fairport Government Securities Fund
Financial Highlights

The tables below set forth financial data for a share at beneficial interest outstanding throughout each period presented.

                              Six Months Ended
                               April 30, 2004    Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
                                (Unaudited)    October 31, 2003  October 31, 2002 October 31, 2001 October 31, 2000 October 31, 1999
                               --------------- ---------------   ---------------  ---------------  ---------------  ---------------

Net Asset Value,
beginning of period                   $ 10.16         $ 10.51           $ 10.58           $ 9.75           $ 9.74          $ 10.43
                               --------------- ---------------   ---------------  ---------------  ---------------  ---------------

Income from Investment
Operations
  Net investment income (loss)           0.23            0.47 (a)          0.50             0.53             0.54             0.47
  Net realized and unrealized
    gain (loss)on investments           (0.16)          (0.21)             0.04             0.84             0.01            (0.69)
                               --------------- ---------------   ---------------  ---------------  ---------------  ---------------
Total from investment operations         0.07            0.26              0.54             1.37             0.55            (0.22)
                               --------------- ---------------   ---------------  ---------------  ---------------  ---------------
Less Distributions to Shareholders:
  From net investment income            (0.23)          (0.47)            (0.50)           (0.54)           (0.54)           (0.47)
  From net realized capital gains       (0.15)          (0.14)            (0.11)               -                -                -
                               --------------- ---------------   ---------------  ---------------  ---------------  ---------------
Total distributions                     (0.38)          (0.61)            (0.61)           (0.54)           (0.54)           (0.47)
                               --------------- ---------------   ---------------  ---------------  ---------------  ---------------

Net Asset Value, end of period         $ 9.85         $ 10.16           $ 10.51          $ 10.58           $ 9.75           $ 9.74
                               =============== ===============   ===============  ===============  ===============  ===============

Total Return                             0.62% (b)       2.47%             5.46%           14.44%            5.92%           -2.09%

Ratios and Supplemental Data
Net assets, end of period (000)      $ 48,798        $ 53,017          $ 62,207         $ 68,657         $ 54,107         $ 12,738
Ratio of expenses to average net assets:
  before reimbursement of
    expenses by Adviser                  0.77% (c)       0.85%             0.90%            0.89%            1.00%            2.34%
  after reimbursement of
    expenses by Adviser                   N/A             N/A               N/A              N/A            0.90%            0.90%
Ratio of net investment income
  to average net assets:
    before reimbursement of
      expenses by Adviser                4.49% (c)       4.54%             4.93%            5.31%            5.53%            3.38%
    after reimbursement of
      expenses by Adviser                 N/A              N/A               N/A              N/A            5.62%            4.81%
Portfolio turnover rate                 30.16%          45.80%            95.65%          281.77%          228.10%          837.17%

(a) Net investment income is based on average shares outstanding during the year.
(b) Not annualized.
(c) Annualized.



See accompanying notes which are an integral part of the financial statements. 6

Fairport Government Securities Fund
Notes to the Financial Statements                     April 30, 2004 (Unaudited)


NOTE 1.  ORGANIZATION

Fairport Government Securities Fund (the "Fund") is part of the Fairport Funds (the "Trust"), an open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994. The Trust previously consisted of five funds: the Fund, Fairport Emerging Growth Fund (the "Emerging Growth Fund"), Fairport International Equity Fund (the "International Equity Fund"), Fairport Growth Fund (the "Growth Fund"), and Fairport Growth and Income Fund (the "Growth and Income Fund"). The Emerging Growth Fund, International Equity Fund, Growth Fund, and Growth and Income Fund closed on April 16, 2004. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund's investment objective is current income consistent with preservation of capital. Roulston & Company, Inc. ("Roulston"), a wholly owned subsidiary of Fairport Asset Management, LLC, is the Fund's investment adviser.

As of April 30, 2004, Fifth Third Bank, for the benefit of others, held 34.12% of the Fund, and Charles Schwab, for the benefit of others, held 27.30%. Roulston may be considered to beneficially own shares of the Fund for its various managed accounts over which it has investment authority, amounting to 88.98% of the Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation: Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Roulston believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If Roulston decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Roulston, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Repurchase Agreements: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the

Fairport Government Securities Fund
Notes to the Financial Statements                     April 30, 2004 (Unaudited)

Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income monthly and net realized capital gains annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and/or net realized gains.

Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities.

Dividends and Distributions: Net investment income (exclusive of capital gains) of the Fund is declared daily and distributed in the form of monthly dividends. Capital gains realized by the Fund are distributed annually.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On October 30, 2003, the Board of Trustees of the Trust renewed the Investment Advisory Agreement (the "Agreement") between the Trust and Roulston. The Trust and Roulston entered into the Agreement dated as of October 25, 2001. On October 25, 2001, a majority of shareholders for the Fund approved the Agreement. Prior to October 25, 2001, Roulston served as the Fund's investment adviser with an Investment Advisory Agreement dated as of January 25, 1995.

Under the terms of the Agreement, Roulston makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment program of the Fund. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.25% of the average daily net assets of the Fund. Such fees are calculated daily and paid monthly. As of April 30, 2004, the Fund owed $9,023 to the adviser.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of October 25, 2001 (the "Plan"), under which the Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions ("Participating Organizations") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the
Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates. As of April 30, 2004, the Fund owed $11,179 to the Distributor.

Fairport Government Securities Fund
Notes to the Financial Statements                     April 30, 2004 (Unaudited)

Roulston has agreed with the Trust to waive its investment advisory fee and/or reimburse certain other expenses of the Funds through February 28, 2005 to shareholders to the extent necessary to cause total operating expenses as a percentage of net assets of the Fund not to exceed 1.00%. The Trust has agreed that, if requested by Roulston, any operating expenses reimbursed by Roulston shall be repaid to Roulston by the Fund within the three fiscal years following October 31, 2004 if the Fund is able to make the repayment without exceeding its current expense limitation.

Information regarding these transactions is as follows for the six months ended April 30, 2004:

                                                 Six Months Ended
                                                  April 30, 2004
--------------------------------------------------------------------
Investment Advisory Fees:
Fees before waiver                                         $ 62,488
Rule 12b-1 Fees:                                             57,776
Fees waived                                                       -
                                                --------------------
Net fees and expenses to
  related parties                                         $ 120,264
                                                ====================

Certain officers of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers serve without direct compensation from the Trust.

NOTE 4.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
     U.S. Government Obligations $ 13,350,636
     Other                          1,666,656
Sales
     U.S. Government Obligations $ 13,800,264
     Other                          5,619,442

As of April 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation              $ 2,194,443

Gross depreciation                 (117,214)
                         -------------------
Net appreciation
  on investments                $ 2,077,229
                         ===================

At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $44,993,876.

Fairport Government Securities Fund
Notes to the Financial Statements                     April 30, 2004 (Unaudited)

NOTE 5. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended October 31, 2003 and 2002, respectively, was as follows:

Distributions paid from:               2003            2002
                                   -------------   --------------
         Ordinary Income            $ 2,974,227      $ 3,695,761
         Long-term Capital Gain         452,134          152,824
                                   -------------   --------------
                                    $ 3,426,361      $ 3,848,585
                                   =============   ==============

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)         $   116,730
Undistributed long-term capital gain/(accumulated losses)      595,741
Distributions payable                                          (41,414)
Unrealized appreciation/(depreciation)                       3,236,373
                                                          -------------
                                                           $ 3,907,430
                                                          =============

For the fiscal year ended October 31, 2003,  the  difference  between  financial
reporting  basis  and  tax  basis  unrealized   appreciation/(depreciation)  was
attributable primarily to the tax deferral of wash sales of $21,550.

For the six months ended April 30, 2004, the Fund paid monthly distributions of net investment income totaling $0.2265 per share. The Fund paid ordinary income dividends of $1,148,810, short-term capital gains of $149,063 and long-term capital gains of $597,767.

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Fairport Government Securities Fund
Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-800-332-6459; (2) on the Fund's website at www.fairportfunds.com; and (3) and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES                                                 LEGAL COUNSEL
Thomas V. Chema                                          Thompson Hine LLP
David B. Gale                                            312 Walnut St., Suite 1400
Carolyn D. Pizzuto                                       Cincinnati, OH  45202
Mark S. Biviano

OFFICERS                                                 CUSTODIAN
Scott D. Roulston, President                             U.S. Bank, N.A.
Kenneth J. Coleman, Treasurer                            425 Walnut St.
Charles A. Kiraly, Secretary                             Cincinnati, OH  45202

FUND'S ADVISER                                           ADMINISTRATOR, TRANSFER AGENT
Roulston & Company, Inc.                                 AND FUND ACCOUNTANT
a subsidiary of Fairport Asset Management, LLC.          Unified Fund Services, Inc.
3636 Euclid Ave.                                         431 N. Pennsylvania Street
Cleveland, OH  44115                                     Indianpolis, Indiana  46204

DISTRIBUTOR
Roulston Research Corp.
3636 Euclid Ave.
Cleveland, OH  44115                                     This report is intended only for the information of
                                                         shareholders or those who have received the Fund's
INDEPENDENT AUDITORS                                     prospectus which contains information about the
PricewaterhouseCoopers LLP                               Fund's management fee and expenses.  Please read
100 East Broad Street, Suite 1400                        the prospectus carefully before investing.
Columbus, OH  43215

Item 2. Code of Ethics.   Not Applicable

Item 3. Audit Committee Financial Expert.  Not Applicable

Item 4. Principal Accountant Fees and Services.  Not Applicable

Item 5. Audit Committee of Listed Companies.  Not Applicable

Item 6.  Schedule of Investments.  Not Applicable - schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not Applicable

Item 9. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 28, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fairport Funds

By  /s/ Scott Roulston
 ------------------------------------------------------------------------------
         Scott Roulston, President

Date      6/28/04
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*   Scott Roulston
 ------------------------------------------------------------------------------
         Scott Roulston, President

Date        6/28/04
  -----------------------------------------------------------------------------

By
*     Kenneth Coleman
 ------------------------------------------------------------------------------
         Kenneth Coleman, Treasurer

Date    6/28/04
    ---------------------------------------------------------------------------